PPP AND SBA LOANS (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022
PPP AND SBA LOANS
Year ending August 31, 2023	$ 6,577	$ 8,039
Year ending August 31, 2024	8,772	8,772
Year ending August 31, 2025	8,772	8,772
Year ending August 31, 2026	8,772	8,772
Year ending August 31, 2027	8,772	8,772
Thereafter	106,773	106,773
Aggregate principal maturities	$ 148,438	$ 149,900